Investor A, Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investor A, Institutional | BlackRock LifePath Index 2065 Fund | Investor A Shares
Prospectus [Line Items]
Annual Return [Percent]	21.36%	15.97%	21.33%	(18.56%)	18.48%	15.14%